Share-Based Compensation (Details) ¥ / shares in Units, ¥ in Thousands												6 Months Ended		12 Months Ended
	Apr. 30, 2025 ¥ / shares shares	Nov. 17, 2024 $ / shares shares	Sep. 30, 2024 $ / shares shares	Jul. 15, 2024 shares	Apr. 16, 2024 ¥ / shares shares	Apr. 16, 2024 $ / shares shares	Aug. 16, 2023 $ / shares shares	Feb. 06, 2023 ¥ / shares shares	Feb. 06, 2023 ¥ / shares $ / shares shares	Aug. 12, 2022 ¥ / shares shares	Aug. 12, 2022 $ / shares shares	Jun. 30, 2026 CNY (¥) shares	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares $ / shares shares	Dec. 31, 2024 $ / shares	Feb. 06, 2023 $ / shares
Share-Based Compensation [Line Items]
Purchase of shares				671
Option to purchase												1
Share-based compensation expenses (in Yuan Renminbi) | ¥
Unvested share options granted | ¥
Restricted share units granted		2,500
Intrinsic value | (per share)					¥ 148	$ 400
Option excercise price | (per share)					¥ 6,410	$ 944.7
2022 Options [Member]
Share-Based Compensation [Line Items]
Purchase of shares										500	500
Exercise price per share | (per share)										¥ 13,440	$ 1,844
RSUs [Member]
Share-Based Compensation [Line Items]
Purchase of shares	275,000						1,342
Share-based compensation expenses (in Yuan Renminbi) | ¥													¥ 15,823
Restricted share units granted		1,000,000		268,200			536,990
Shares expected to vest over service period			2,000											1,750	2,500	2,500
Restricted share units market price (in Dollars per share) | $ / shares		$ 452	$ 568				$ 2,540
Unvested share options granted (in Yuan Renminbi) | ¥												¥ 4,955
Weighted average period												1 year 10 months 24 days
2023 MDRT [Member]
Share-Based Compensation [Line Items]
Shares expected to vest over service period												2
Percentage of units expected to vest								50.00%	50.00%
Options, exercise price | (per share)								¥ 2,714	¥ 2,714									$ 400
Intrinsic value | (per share)								¥ 16,962.8	¥ 2,500
2023 MDRT [Member] | Independent High-Performing Agents [Member]
Share-Based Compensation [Line Items]
Share options granted								1,700	1,700
2024 MDRT Options 1 [Member]
Share-Based Compensation [Line Items]
Percentage of units expected to vest					50.00%	50.00%
Share options granted					2,261	2,261						780
Year Two Thousand Twenty Four Million Dollar Round Table Options Two [Member]
Share-Based Compensation [Line Items]
Percentage of units expected to vest															50.00%	50.00%
Share options granted												225			1,042	1,042
Share options exercise price per ordinary share | (per share)															¥ 2,714	¥ 2,714	$ 400
MDRT Options [Member]
Share-Based Compensation [Line Items]
Share options granted
Unvested options expected to be recognized, value (in Yuan Renminbi) | ¥															¥ 9,800	¥ 9,800
Unrecognized share-based compensation expense (in Dollars) | ¥
Vesting Period One [Member] | RSUs [Member]
Share-Based Compensation [Line Items]
Shares expected to vest over service period							250
Percentage of units expected to vest		30.00%
Vesting Period Two [Member] | RSUs [Member]
Share-Based Compensation [Line Items]
Shares expected to vest over service period							250
Percentage of units expected to vest		30.00%
Vesting Period Three [Member] | RSUs [Member]
Share-Based Compensation [Line Items]
Shares expected to vest over service period							342
Percentage of units expected to vest		40.00%
Vesting Period Four [Member] | RSUs [Member]
Share-Based Compensation [Line Items]
Shares expected to vest over service period							250
Vesting Period Five [Member] | RSUs [Member]
Share-Based Compensation [Line Items]
Shares expected to vest over service period							250
Option D1 [Member] | 2022 Options [Member]
Share-Based Compensation [Line Items]
Options grant percentage										30.00%	30.00%
Option D2 [Member] | 2022 Options [Member]
Share-Based Compensation [Line Items]
Options grant percentage										30.00%	30.00%
Option D3 [Member] | 2022 Options [Member]
Share-Based Compensation [Line Items]
Options grant percentage										20.00%	20.00%
Option D4 [Member] | 2022 Options [Member]
Share-Based Compensation [Line Items]
Options grant percentage										20.00%	20.00%
Minimum [Member] | Year Two Thousand Twenty Four Million Dollar Round Table Options Two [Member]
Share-Based Compensation [Line Items]
Intrinsic value | (per share)															¥ 2,799.66	¥ 560
Maximum [Member] | Year Two Thousand Twenty Four Million Dollar Round Table Options Two [Member]
Share-Based Compensation [Line Items]
Intrinsic value | (per share)															¥ 8,684.93	¥ 1,280
Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Exercise price per share | (per share)										¥ 80	$ 16
Share options granted												26
Class A Ordinary Shares [Member] | 2022 Options [Member]
Share-Based Compensation [Line Items]
Share options granted												590
Class A Ordinary Shares [Member] | RSUs [Member]
Share-Based Compensation [Line Items]
Restricted share units market price (in Dollars per share) | ¥ / shares	¥ 27,500